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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06362

Invesco Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Municipal Trust
Quarterly Schedule of Portfolio Holdings May 31, 2015

invesco.com/us	VK-CE-MUNI-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–161.58%(a)

Alabama–1.43%

Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/39	$1,245	$1,382,137
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/44	1,245	1,379,037
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	2,150	2,290,632
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	1,650	1,871,875
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,725	1,730,882
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	1,950	2,299,946
				10,954,509

Alaska–0.50%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	3,160	3,593,268
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (b)	5.75%	03/01/16	190	190,879
				3,784,147

Arizona–3.44%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital);
Series 2014, Ref. RB	5.00%	12/01/39	1,590	1,723,210
Series 2014, Ref. RB	5.00%	12/01/42	2,160	2,344,529
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (d)(e)	5.00%	07/01/18	1,700	1,898,866
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/18	2,545	2,842,714
Series 2011 A, Ref. Sub. Highway RB (c)	5.25%	07/01/32	2,500	2,900,725
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB (d)(e)	5.00%	12/01/15	1,090	1,115,833
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	547,050
Series 2010, RB	5.13%	05/15/40	1,100	1,210,506
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	1,035	1,094,016
Navajo County Pollution Control Corp.; Series 2009 E, PCR (d)	5.75%	06/01/34	715	750,385
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	640	582,541
Series 2009, Education RB	7.13%	01/01/45	610	556,783
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/34	500	564,740
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,170	2,320,576
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (g)	6.55%	12/01/37	2,275	2,320,341
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	2,050	2,311,252
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/32	1,060	1,191,578
				26,275,645

California–13.53%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(h)	0.00%	09/01/20	4,000	3,568,240
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/35	170	170,184
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/18	6,000	6,679,920
Series 2009 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/19	2,500	2,863,450
Series 2009 F-1, Toll Bridge RB (c)(d)(e)	5.13%	04/01/19	4,000	4,600,240

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/28	$800	$530,368
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (c)	5.00%	12/01/24	775	866,683
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	975	1,089,280
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	975	1,088,500
Series 2008 AE, Water System RB (c)	5.00%	12/01/27	575	641,211
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	975	1,091,103
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,148,640
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,168,580
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (g)	5.30%	08/01/23	1,510	1,551,344
Series 2008 K, Home Mortgage RB (g)	5.45%	08/01/28	3,700	3,765,416
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/27	1,375	1,517,972
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/30	1,600	1,724,464
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/37	3,535	3,755,690
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (g)	5.00%	07/01/27	1,000	1,014,110
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	1,800	1,803,420
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,300	1,480,063
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/44	855	918,869
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,325,593
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/19	1,205	1,403,078
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/19	695	809,244
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,100	2,371,131
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,900	2,118,386
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,880	3,300,854
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	1,500	1,765,515
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	420	434,011
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (b)(h)	0.00%	01/15/34	4,125	1,821,229
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	4,575	4,450,834
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	5,525	4,622,049
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,875	3,240,096
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/40	5,000	5,495,500
Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB (c)	5.00%	07/01/43	3,500	3,907,925
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,000	1,124,580
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,200	1,376,340
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/18	100	108,242
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,125	1,239,637
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,300	2,540,350
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	4,110	4,641,218
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/25	775	874,967
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/26	1,550	1,735,783
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	3,360	3,787,258
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	685	768,529
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,792,500

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	$2,100	$2,324,679
				103,417,275

Colorado–4.39%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (c)	5.00%	03/01/41	3,850	4,253,057
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	4,875	5,163,941
Colorado (State of) Health Facilities Authority (Evangelical Lutheran);
Series 2004 A, RB	5.25%	06/01/34	1,000	1,003,690
Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,842,926
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	295	294,463
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	355	346,189
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,100	1,254,319
Series 2010, Private Activity RB	6.50%	01/15/30	1,400	1,646,134
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,850	2,068,134
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	875	890,566
Platte River Power Authority; Series 2009 HH, RB	5.00%	06/01/26	1,000	1,137,170
University of Colorado;
Series 2013 A, Enterprise RB (c)	5.00%	06/01/37	5,845	6,582,873
Series 2013 A, Enterprise RB (c)	5.00%	06/01/43	5,465	6,085,496
				33,568,958

Connecticut–0.55%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(g)	6.60%	07/01/24	2,840	2,849,542
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/21	1,200	1,364,220
				4,213,762

District of Columbia–4.07%

District of Columbia,
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/34	3,445	3,950,071
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/35	6,890	7,871,067
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,125	2,170,390
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB (d)(e)	6.38%	10/01/19	2,400	2,909,328
Series 2009, Hospital RB (d)(e)	6.50%	10/01/19	700	852,229
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/17	4,000	4,432,720
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/29	775	853,872
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	1,575	1,727,507
Series 2013 A, Public Utility Sub. Lien RB (c)	5.00%	10/01/44	3,000	3,338,940
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,860	2,999,511
				31,105,635

Florida–7.97%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,047,290
Series 2007, IDR	5.88%	11/15/36	1,000	1,020,760
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	855	921,707
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,185,560
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,270	2,543,172
Series 2013 C, Airport System RB	5.25%	10/01/38	2,450	2,729,520

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	$2,200	$2,382,886
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/35	1,300	1,521,793
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/20	1,300	1,301,963
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,400	1,601,922
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	240	253,459
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/27	1,650	1,900,750
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.38%	10/01/33	975	1,076,829
Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.50%	10/01/38	2,175	2,407,921
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (b)(g)	4.50%	09/01/34	295	299,086
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/39	3,100	3,400,948
Lakeland (City of) (Lakeland Regional Health Systems);
Series 2006, Ref. Hospital System RB	5.00%	11/15/26	5,000	5,201,650
Series 2006, Ref. Hospital System RB	5.00%	11/15/32	5,000	5,180,400
Series 2015, Hospital System RB	5.00%	11/15/40	1,525	1,636,035
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/39	935	1,011,483
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,250	1,352,475
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	640	738,445
Miami-Dade (County of);
Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/28	1,000	1,119,570
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,150	1,279,617
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	1,950	2,160,405
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	820	822,058
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/35	120	1
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	115	115,060
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	155	153,225
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/17	1,100	1,232,121
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	2,600	3,036,774
Series 2011, Ref. RB (c)	5.00%	10/01/31	2,565	2,933,488
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)	5.35%	03/15/42	3,250	3,608,085
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	590	383,535
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (f)	5.25%	10/01/27	400	423,048
Series 2007 A, Special Obligation RB (f)	5.75%	10/01/22	500	535,965
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	750	707,333
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	800	622,160
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/44	1,000	1,078,380
				60,926,879

Georgia–1.76%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	450	527,454
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	245	287,169
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	205	238,405
Atlanta (City of);
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/19	1,200	1,438,044
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/19	1,300	1,557,881
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/19	1,200	1,438,044
Series 2015, Ref. Water & Wastewater RB	5.00%	11/01/40	5,010	5,630,789

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	$1,000	$1,094,630
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,150	1,271,716
				13,484,132

Guam–0.84%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	350	388,644
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,850	2,052,408
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	835	924,637
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,400	1,535,478
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	780	846,815
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	625	690,006
				6,437,988

Hawaii–0.81%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,000	1,129,870
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,500	2,827,875
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,050	2,220,663
				6,178,408

Idaho–0.52%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	866,783
Series 2008 A, RB	6.75%	11/01/37	1,000	1,149,180
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	695	722,494
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/41	1,080	1,250,899
				3,989,356

Illinois–17.63%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	1,019,020
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,995,960
Bourbonnais (Village of) (Olivet Nazarene University);
Series 2010, Industrial Project RB	5.50%	11/01/40	725	792,280
Series 2013, Industrial Project RB	5.50%	11/01/42	825	889,697
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/26	645	465,522
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/31	2,650	2,953,743
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/41	1,250	1,316,825
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	3,500	3,595,935
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	11,500	11,811,765
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	4,000	4,295,960
Series 2012 B, Ref. Passenger Facility Charge RB (g)	5.00%	01/01/30	4,500	4,779,630
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	2,450	2,755,441
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	3,800	3,851,148
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	3,975	4,028,504
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	1,230	1,097,615
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	3,795	4,024,218
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	3,735	3,910,508
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/37	680	679,109
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/40	425	423,840

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of);
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	$340	$337,634
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	3,100	3,198,921
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	410	440,352
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	610	655,158
Series 2011 A, Sales Tax RB	5.25%	01/01/38	1,905	2,003,336
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	3,350	3,450,232
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	1,290	1,318,986
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/32	1,175	1,239,543
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	875	913,045
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (f)(i)	5.50%	03/01/17	982	196,380
Deerfield (Village of); Series 2011, Ref. RB	6.00%	10/01/42	435	417,496
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/34	635	535,623
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,098,960
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/42	1,430	1,496,223
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,125	1,265,209
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,060,530
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (c)	5.38%	08/15/24	2,200	2,482,106
Series 2009 A, RB (c)	5.75%	08/15/30	1,400	1,604,862
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	3,500	3,791,655
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65 SM RB	7.00%	11/15/15	1,535	967,050
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,250	1,451,863
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,019,780
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/18	1,905	2,281,828
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/17	3,500	3,841,495
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,675	1,857,240
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	1,000	1,005,110
Series 2005 A, RB	6.00%	05/15/37	1,350	1,351,080
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	2,370	2,645,797
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,630	4,038,157
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,265	2,407,083
Series 2012 B, RB (c)	5.00%	12/15/28	1,700	1,848,342
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/31	1,205	1,344,491
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/32	1,100	1,222,881
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	3,875	4,229,640
Illinois (State of);
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	2,450	2,705,314
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,120	1,152,984
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	2,880	2,938,061
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/33	1,250	1,296,612
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	3,075	3,345,170
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,800	4,420,198
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (i)	6.25%	03/01/35	958	521,526
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	811	816,036
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, Sr. MFH RB (g)	7.00%	12/01/42	495	519,017

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds (e)(h)	0.00%	01/01/16	$675	$673,691
Series 1999, Unlimited Tax CAB GO Bonds (e)(h)	0.00%	01/01/19	425	403,453
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(h)	0.00%	01/01/16	1,335	1,321,917
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(h)	0.00%	01/01/19	990	890,129
				134,708,916

Indiana–4.47%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, Sr. RB (c)	5.00%	11/15/36	5,600	5,903,072
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,320	2,665,239
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,440	1,658,563
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB (g)	5.00%	09/01/46	1,495	1,578,795
Series 2014, RB (g)	5.25%	09/01/34	870	959,045
Series 2014, RB (g)	5.25%	09/01/40	1,245	1,345,310
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,600	1,640,560
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (g)	5.00%	07/01/40	3,850	4,061,942
Series 2013 A, Private Activity RB (g)	5.00%	07/01/35	500	536,210
Series 2013 A, Private Activity RB (g)	5.00%	07/01/48	575	603,836
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	654,457
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,670	2,840,960
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/33	1,250	1,432,275
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/27	2,000	2,270,780
Series 2013 F, RB (c)	5.00%	02/01/30	3,240	3,659,710
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/34	1,500	1,820,025
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.75%	09/01/42	500	521,180
				34,151,959

Iowa–0.35%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,400	1,439,578
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,200	1,237,608
				2,677,186

Kansas–0.91%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/38	3,500	4,012,365
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,575	1,826,323
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/44	1,000	1,102,690
				6,941,378

Kentucky–2.36%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	1,500	1,596,630
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.00%	06/01/30	1,500	1,692,465
Series 2010 A, Hospital RB	6.38%	06/01/40	1,225	1,390,792
Series 2010 A, Hospital RB	6.50%	03/01/45	3,100	3,532,016
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	1,610	1,826,851
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	1,815	2,055,415

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	$1,000	$1,125,950
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2006, Health System RB	5.25%	10/01/36	3,545	3,658,688
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,120,850
				17,999,657

Louisiana–1.99%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	989	346,259
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,150	1,174,518
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	2,000	2,307,140
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB(Acquired 11/30/98; Cost $2,579,503)(f)	5.75%	10/30/18	2,580	2,621,549
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/44	755	824,150
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,450	2,583,109
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	860	964,395
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,635	1,863,442
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,375	1,534,184
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	860	976,229
				15,194,975

Maryland–0.45%

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,400	1,464,372
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,162,177
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	765	835,288
				3,461,837

Massachusetts–7.39%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/30	350	390,236
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB	5.00%	11/01/26	1,000	1,136,290
Massachusetts (State of) Bay Transportation Authority; Series 2007 A-2, Sr. Sales Tax CAB RB (h)	0.00%	07/01/21	715	575,361
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	4,020	4,531,143
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL) (b)(h)	0.00%	01/01/22	1,550	1,343,214
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,150	2,327,955
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/26	400	506,756
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/37	500	563,565
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (INS-AGC) (b)	5.13%	11/15/35	500	554,405
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (b)	5.38%	02/01/28	500	552,690
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/30	700	785,995
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/40	250	262,623
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	250,173
Series 2005, RB	5.50%	01/01/35	450	450,243
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)	5.00%	10/01/38	8,000	8,745,600
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (b)	5.25%	07/01/33	300	336,768
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/35	500	534,310

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology);
Series 2002 K, RB (c)	5.50%	07/01/32	$2,500	$3,326,825
Series 2008 A, RB (d)(e)	5.00%	07/01/17	1,500	1,632,690
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	500	527,450
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/41	500	545,950
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/24	750	858,952
Massachusetts (State of) Development Finance Agency (Partners Healthcare);
Series 2007, RB (d)(e)	5.00%	07/01/17	175	190,442
Series 2007, RB	5.00%	07/01/47	425	455,111
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	8.00%	04/15/39	250	290,475
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB	5.63%	10/15/40	500	535,420
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/40	500	525,180
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	500	581,960
Series 2011 I, RB	7.25%	01/01/32	825	986,098
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	500	550,505
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (g)	5.63%	07/01/28	305	336,650
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/41	250	272,813
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	3,425	3,787,468
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/35	4,670	4,936,330
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB (INS-AGM) (b)	5.25%	08/01/31	500	629,325
Series 2011 B, General RB	5.00%	08/01/28	200	231,000
Series 2011 C, Ref. General RB (c)	5.00%	08/01/30	3,500	3,995,320
Series 2011 C, Ref. General RB (c)	5.00%	08/01/31	2,000	2,278,140
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)	5.50%	08/01/30	1,500	1,912,035
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS-NATL) (b)	5.50%	01/01/23	1,000	1,220,090
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC) (b)	5.25%	06/01/19	1,975	1,983,334
				56,436,890

Michigan–1.32%
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sewer Disposal Sr. Lien RB	5.00%	07/01/44	1,245	1,303,913
Series 2014 D-4, Ref. Water Supply RB	5.00%	07/01/29	625	684,175
Series 2014 D-6, Sr. Ref. Water Supply RB	5.00%	07/01/33	625	675,675
Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB (INS-AGM) (b)	5.00%	07/01/32	2,500	2,754,925
Michigan (State of) Finance Authority (Midmichigan Health); Series 2014, Ref. Hospital RB	5.00%	06/01/39	2,275	2,464,394
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	2,000	2,197,340
				10,080,422

Minnesota–0.71%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	1,850	2,138,822
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,200	1,393,452
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB (d)(e)	5.25%	11/15/16	1,850	1,916,045
				5,448,319

Missouri–1.66%
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,314,430
Ellisville (City of) Industrial Development Authority (Gambrill Gardens);
Series 1999, Ref. & Improvement RB	6.10%	06/01/20	870	871,749
Series 1999, Ref. & Improvement RB	6.20%	06/01/29	1,000	1,001,150

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	$750	$863,722
Series 2011 A, Ref. RB	5.50%	09/01/28	1,515	1,718,692
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	405	417,952
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,238,676
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,000	1,074,530
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/33	1,175	1,279,669
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	625	631,169
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	675	704,268
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,554,960
				12,670,967

Nebraska–1.54%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/32	3,500	3,854,865
Series 2012, Gas RB	5.25%	09/01/37	2,485	2,751,317
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/44	1,000	1,067,300
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/36	3,690	4,062,026
				11,735,508

Nevada–1.16%

Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/22	2,860	3,165,133
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/23	2,220	2,454,077
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/17	3,100	3,266,377
				8,885,587

New Jersey–18.72%

Bergen (County of) Utilities Authority; Series 2006, Water System PCR (d)(e)	5.00%	12/15/15	1,750	1,795,237
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	750	773,700
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	02/01/21	1,000	1,117,210
East Orange (City of) Board of Education;
Series 1998, CAB COP (INS-AGM) (b)(h)	0.00%	08/01/19	1,845	1,678,710
Series 1998, CAB COP (INS-AGM) (b)(h)	0.00%	02/01/25	1,845	1,330,651
Series 1998, CAB COP (INS-AGM) (b)(h)	0.00%	02/01/28	2,850	1,728,582
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,112,270
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS-NATL) (b)	5.50%	10/01/28	1,000	1,268,060
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC) (b)	5.00%	04/01/21	775	863,451
Garden State Preservation Trust;
Series 2003 B, Open Space & Farmland Preservation CAB RB (INS-AGM) (b)(h)	0.00%	11/01/25	2,000	1,484,560
Series 2005 A, Open Space & Farmland Preservation RB (INS-AGM) (b)	5.75%	11/01/28	1,000	1,250,560
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/40	1,000	1,138,260
Middlesex (County of) Improvement Authority (Administration Building Residential Rental Housing); Series 2001, RB (CEP-FNMA) (g)	5.35%	07/01/34	1,000	1,014,500
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB (g)	5.60%	11/01/34	1,000	1,124,960
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/38	1,000	1,036,780

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. Special Assessment RB	5.75%	10/01/21	$1,500	$1,677,195
Series 2002, Ref. Special Assessment RB	5.75%	04/01/31	1,000	1,164,620
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.);
Series 2007, RB	5.13%	06/15/27	525	541,685
Series 2007, RB	5.13%	06/15/37	700	715,988
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,650	2,938,611
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility);
Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	500	513,215
Series 2006, Ref. Retirement Community RB	5.25%	11/15/36	500	508,920
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (g)	5.13%	01/01/34	1,250	1,375,650
Series 2013, Private Activity RB (g)	5.38%	01/01/43	1,000	1,092,240
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	33,055	37,162,745
Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/26	7,000	8,666,560
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/26	1,500	1,667,190
Series 2007 U, School Facilities RB (INS-AGM) (b)(c)	5.00%	09/01/32	7,000	7,533,120
Series 2009, School Facilities Construction RB (d)(e)	5.50%	12/15/18	645	740,099
Series 2009, School Facilities Construction RB (INS-AGC) (b)	5.50%	12/15/34	355	400,238
Series 2012, Ref. RB	5.00%	06/15/29	1,000	1,082,530
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/31	500	560,140
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/36	500	567,170
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB	6.00%	07/01/41	750	891,330
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/32	1,000	1,134,050
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB (INS-AGC) (b)	5.13%	01/01/27	1,000	1,067,460
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/25	500	531,320
New Jersey (State of) Health Care Facilities Financing Authority (Jersey Hospital); Series 2006, RB (d)(e)	5.00%	07/01/16	50	52,253
Series 2006, RB	5.00%	07/01/46	1,950	1,995,805
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (INS-AGC) (b)	5.00%	07/01/38	1,920	2,040,595
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB	5.00%	07/01/31	550	601,012
New Jersey (State of) Health Care Facilities Financing Authority (South Jersey Hospital); Series 2006, RB	5.00%	07/01/36	2,000	2,053,340
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (e)	5.25%	07/01/23	1,000	1,228,210
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	1,000	1,108,330
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (e)	6.75%	07/01/19	4,250	4,748,100
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2009 A, Student Loan RB	5.63%	06/01/30	1,500	1,655,025
Series 2010 1-A, Ref. Student Loan RB (c)	5.00%	12/01/25	4,085	4,318,621
Series 2010 1-A, Ref. Student Loan RB (c)	5.00%	12/01/26	2,570	2,711,299
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/18	1,000	1,085,550
Series 2009 A, Transportation System CAB RB (h)	0.00%	12/15/39	6,000	1,597,440
Series 2010 A, Transportation System CAB RB (h)	0.00%	12/15/30	1,600	726,400
Series 2010 A, Transportation System CAB RB (h)	0.00%	12/15/31	3,000	1,286,220

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Turnpike Authority;
Series 1991 C, RB (e)	6.50%	01/01/16	$135	$139,917
Series 1991 C, RB (e)	6.50%	01/01/16	90	93,278
Series 1991 C, RB (INS-AGM) (b)	6.50%	01/01/16	580	601,124
Series 1991 C, RB (INS-NATL) (b)	6.50%	01/01/16	255	264,086
Series 2005 A, Ref. RB (INS-AGM) (b)	5.25%	01/01/27	705	862,391
Series 2009 E, RB	5.25%	01/01/40	1,000	1,103,220
Series 2013 A, RB	5.00%	01/01/38	3,400	3,728,814
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/42	500	551,660
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (b)	6.75%	12/01/38	600	712,404
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/42	500	551,715
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL) (b)(h)	0.00%	09/01/32	5,000	2,578,450
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS-AGM) (b)	5.25%	08/15/32	1,300	1,333,982
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	5,580	5,399,933
Series 2007 1A, Asset-Backed RB	4.75%	06/01/34	1,045	802,759
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	4,015	3,436,960
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	3,180	2,445,579
				143,064,039

New Mexico–0.82%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (d)	5.20%	06/01/40	1,000	1,116,320
Series 2010 C, Ref. PCR	5.90%	06/01/40	2,100	2,331,609
Jicarilla Apache Nation; Series 2003 A, RB (f)	5.00%	09/01/18	1,230	1,230,123
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	1,350	1,570,752
				6,248,804

New York–14.61%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,370	1,601,311
Series 2009, PILOT RB	6.38%	07/15/43	570	667,732
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,990	1,839,118
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	1,000	1,150,760
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/30	1,500	1,722,450
Series 2010 D, RB	5.25%	11/15/26	2,500	2,889,125
Series 2013 A, RB	5.00%	11/15/38	1,850	2,044,047
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010, Special Obligation RB	6.00%	12/01/42	710	833,483
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,050	2,406,536
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, Consolidated RB (INS-NATL) (b)	5.38%	03/01/28	2,000	2,448,080
One Hundred Fifty-Second Series 2008, Consolidated RB (c)(g)	5.00%	11/01/28	3,700	3,940,722
One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/35	14,900	15,653,642
New York (City of) Municipal Water Finance Authority;
Series 2008 AA, Water & Sewer System RB (c)	5.00%	06/15/22	2,500	2,797,200
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	6,915	7,591,426
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	3,200	3,611,680
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	3,400	3,789,436
Series 2013, Sub. Future Tax Sec. RB (c)	5.00%	11/01/38	5,010	5,637,553
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/33	4,845	5,526,110
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	5,000	5,593,750
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	4,775	5,229,580

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	$2,220	$2,538,037
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (b)	5.00%	10/01/23	3,000	3,377,760
New York (State of) Dormitory Authority;
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	4,815	4,963,976
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	1,750	1,957,952
Series 2014 C, Personal Income Tax RB (c)	5.00%	03/15/40	5,510	6,172,798
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	1,800	2,034,360
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	2,000	2,256,000
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/31	1,905	2,216,772
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (g)	5.35%	11/01/37	1,600	1,642,464
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/44	5,315	5,443,730
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,870	2,060,796
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $848,563)(f)(i)	6.13%	02/15/19	1,000	10
				111,638,396

North Carolina–1.32%

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/54	1,225	1,290,427
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	4,300	4,812,689
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	800	819,232
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/36	2,870	3,192,445
				10,114,793

North Dakota–0.40%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,054,510
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,000	2,021,860
				3,076,370

Ohio–18.23%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB (i)	6.25%	09/01/20	250	119,955
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/33	1,270	1,429,410
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,190	1,305,966
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,470	2,711,443
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/20	1,000	1,147,080
American Municipal Power, Inc. (Prairie State Energy Campus);
Series 2008, RB (INS-AGC) (b)	5.25%	02/15/19	185	203,789
Series 2008, Ref. RB (d)(e)	5.25%	02/15/18	2,815	3,137,993
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/42	1,075	1,184,091
Bowling Green (City of) (CFP I LLC - Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/31	1,000	1,068,620
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/36	375	435,225
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	700	733,474
Cincinnati (City of); Series 2011 A, Ref. Water System RB (c)	5.00%	12/01/36	5,000	5,699,500
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (b)	5.50%	10/01/19	2,825	3,297,227
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/34	1,100	1,180,652
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/19	1,000	1,143,320
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/19	1,000	1,143,320
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Sr. Health Care & Independent Living Facilities RB	5.75%	05/15/27	795	815,988

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/27	$500	$568,995
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS-NATL) (b)	6.20%	12/01/17	330	355,057
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/26	1,000	1,076,980
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	930	1,032,728
Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	750	832,845
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/41	1,500	1,655,535
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	1,250	1,272,775
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM) (b)	5.00%	06/01/30	1,000	1,121,440
Hamilton (County of);
Series 2000 B, Sales Tax CAB RB (INS-AMBAC) (b)(h)	0.00%	12/01/23	2,000	1,535,700
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/32	1,000	1,104,340
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,300	1,523,210
Kent State University; Series 2009 B, General Receipts RB (INS-AGC) (b)	5.00%	05/01/28	1,000	1,117,300
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS-AGM) (b)(c)	4.50%	12/01/31	8,000	8,238,720
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)	5.00%	04/01/24	1,475	1,606,098
Series 2006 H, Hospital Facilities RB (INS-AGC) (b)(c)	5.00%	02/01/24	5,840	6,360,870
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB	7.00%	11/01/45	1,000	1,104,390
Lucas (County of) (Promedica Healthcare);
Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,194,100
Series 2011 A, Hospital RB	6.00%	11/15/41	1,000	1,199,690
Medina City School District (School Facilities); Series 2008, COP (d)(e)	5.25%	06/01/18	1,000	1,124,990
Miami (County of) (Upper Valley Medical Center); Series 2006, Ref. & Improvement Hospital Facility RB	5.25%	05/15/26	700	722,904
Miami University; Series 2011, Ref. General Receipts RB (c)	5.00%	09/01/31	5,050	5,707,056
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	9,125	9,651,239
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL) (b)	6.25%	04/01/20	2,270	2,533,002
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	1,000	1,079,070
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	1,340	1,393,077
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB (c)	5.13%	01/01/28	4,000	4,429,280
Series 2009 B, Hospital RB (c)	5.50%	01/01/34	1,000	1,118,770
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(g)	5.00%	12/31/39	805	875,429
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (d)	5.80%	12/01/19	1,500	1,659,510
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(g)	4.80%	09/01/36	15,500	15,676,080

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	625	717,850
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,450	3,810,490
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS-BHAC) (b)(c)	4.75%	01/15/46	10,000	10,503,200
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,585	1,730,630
Series 2010, Hospital Facilities RB	5.75%	11/15/40	600	655,128
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/30	750	860,362
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (g)	5.85%	09/20/28	820	879,056
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, Residential Mortgage RB (CEP-GNMA) (g)	5.25%	09/01/30	90	90,097

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL) (b)(h)	0.00%	02/15/30	$1,000	$589,490
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/31	1,000	1,127,260
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.);
Series 2009 A, Ref. PCR (d)	5.88%	06/01/33	2,375	2,482,944
Series 2010 C, Ref. PCR (d)	4.00%	06/01/33	2,575	2,719,998
Ohio State University;
Series 2010 D, RB (e)	5.00%	12/01/30	45	57,810
Series 2010 D, RB	5.00%	12/01/30	955	1,185,050
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB	5.00%	01/01/30	500	546,780
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/28	1,000	1,090,940
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	800	803,104
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/34	750	844,650
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/29	650	717,951
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/19	1,000	1,146,700
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/31	1,000	1,095,820
				139,283,543

Pennsylvania–1.62%

Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,000	1,106,950
Series 2010 D, RB	5.00%	01/01/40	1,750	1,916,653
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,900	2,070,696
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/39	1,825	1,976,420
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/28	2,250	2,444,670
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/34	1,400	1,512,140
Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/39	2,000	1,365,300
				12,392,829

Puerto Rico–0.31%

Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	2,835	2,390,302

Rhode Island–0.57%

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/50	4,240	4,337,181

South Carolina–1.68%

Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (c)(d)(e)	5.25%	12/01/15	1,000	1,025,270
Series 2005, Installment Purchase RB (c)(d)(e)	5.25%	12/01/15	3,000	3,075,810
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,082,340
Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,600	1,800,464
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	517	526,988
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/47	222	22,019
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	900	905,544
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,000	1,003,040
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	3,000	3,376,110
				12,817,585

Tennessee–0.88%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,225	2,323,945

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee –(continued)

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	$2,650	$2,887,891
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,500	1,526,775
				6,738,611

Texas–13.52%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (g)	4.85%	04/01/21	1,575	1,607,634
Austin (City of);
Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,710	1,910,429
Series 2013 A, Ref. Water & Wastewater System RB	5.00%	11/15/43	1,000	1,110,030
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,225	1,351,506
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	1,440	1,615,939
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	105	105,423
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/35	2,390	2,642,503
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/30	1,825	2,005,036
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	5,250	5,756,100
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/18	825	994,991
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,000	1,101,870
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)	5.00%	11/15/36	2,750	2,977,892
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/31	1,865	2,126,995
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	900	1,014,003
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/36	995	1,108,052
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	3,320	3,511,099
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,400	1,519,924
Lower Colorado River Authority;
Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/22	5	6,005
Series 2012 A, Ref. RB	5.00%	05/15/30	2,335	2,584,635
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB (d)(e)	5.50%	02/15/17	1,100	1,190,376
Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/19	1,450	1,703,417
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,090,470
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,107,900
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,389,925
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/18	2,850	3,184,590
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	2,895	3,406,112
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,795	3,096,636
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Sr. Retirement Facility RB	5.63%	11/15/27	1,000	1,029,900
Series 2007, Sr. Retirement Facility RB	5.75%	11/15/37	550	562,683
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,500	5,796,780
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	450	460,593
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	3,300	3,758,700
Texas (State of) Municipal Power Agency; Series 1993, CAB RB (e)(h)	0.00%	09/01/15	80	79,966
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/36	3,475	1,377,316
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/37	4,530	1,659,384

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	$5,750	$6,355,130
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	4,130	4,450,612
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/27	2,500	2,849,125
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,860	7,111,872
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/27	1,500	1,674,360
Series 2012, Gas Supply RB	5.00%	12/15/28	1,475	1,636,041
Series 2012, Gas Supply RB	5.00%	12/15/30	1,500	1,642,830
Series 2012, Gas Supply RB	5.00%	12/15/31	4,475	4,885,626
Series 2012, Gas Supply RB	5.00%	12/15/32	1,000	1,080,780
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,550	1,833,573
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/38	1,475	1,825,549
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	1,975	2,053,467
				103,343,779

Utah–0.11%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	800	826,312

Vermont–0.14%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	1,041,400

Virgin Islands–1.09%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo);
Series 2009 A, Sub. RB	6.63%	10/01/29	725	819,634
Series 2009 A, Sub. RB	6.75%	10/01/19	1,000	1,124,400
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A, Sub. RB	6.00%	10/01/39	2,000	2,186,920
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,775	1,988,835
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,000	2,169,180
				8,288,969

Virginia–1.14%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (g)	5.50%	01/01/42	2,950	3,213,081
Series 2012, Sr. Lien RB (g)	6.00%	01/01/37	970	1,118,740
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/34	3,530	3,751,472
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	615	640,436
				8,723,729

Washington–2.33%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS-NATL) (b)(h)	0.00%	02/01/24	5,000	3,902,150
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/26	1,525	1,773,483
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,350	1,371,222
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/33	1,500	1,693,005
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	2,325	2,472,754
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/21	1,025	1,286,078

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/46	$1,250	$1,338,463
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/27	1,545	1,627,997
Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/31	1,100	1,207,272
Series 2013, Ref. RB	5.25%	06/01/33	1,000	1,128,410
				17,800,834

West Virginia–1.07%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (g)	5.50%	10/15/37	3,500	3,681,930
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	1,068,640
Series 2008, RB	6.25%	10/01/23	1,100	1,161,952
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,060	1,174,512
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,020	1,125,294
				8,212,328

Wisconsin–0.96%

Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/21	450	485,897
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/37	410	441,923
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/27	1,000	1,052,580
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Inc. Obligation Group); Series 2015, Ref. RB	5.00%	08/15/39	1,235	1,341,704
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/19	1,305	1,558,561
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(g)	5.30%	09/01/23	450	469,602
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/35	875	859,696
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,010	1,158,015
				7,367,978

Wyoming–0.31%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (g)	5.60%	12/01/35	1,000	1,020,850
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,365,184
				2,386,034
TOTAL INVESTMENTS(k)–161.58% (Cost $1,146,047,435)				1,234,824,111
FLOATING RATE NOTE OBLIGATIONS–(29.6)%
Notes with interest rates ranging from 0.61% to 0.95% at 05/31/15 and contractual maturities of collateral ranging from 06/01/22 to 10/01/52 (See Note 1D)(l)				(226,200,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.39)%				(262,774,354)
OTHER ASSETS LESS LIABILITIES–2.41%				18,353,391
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$764,203,148

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

CEP	— Credit Enhancement Provider

Conv.	— Convertible

COP	— Certificates of Participation

CR	— Custodial Receipts

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

MFH	— Multi-Family Housing

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

RAC	— Revenue Anticipation Certificates

RB	— Revenue Bonds

Ref.	— Refunding

Sec.	— Secured

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

TEMPS	— Tax-Exempt Mandatory Paydown Securities

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $24,275,498, which represented 3.18% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2015 was $1,567,666, which represented less than 1% of the Trust’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	6.9%
Assured Guaranty Corp.	5.6

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Trust’s investments with a value of $404,021,886 are held by TOB Trusts and serve as collateral for the $226,200,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Trust expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Trust, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Trust’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2015 was $32,378,068 and $35,179,702, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$93,090,665
Aggregate unrealized (depreciation) of investment securities	(5,765,509)
Net unrealized appreciation of investment securities	$87,325,156
Cost of investments for tax purposes is $1,147,498,955.

Invesco Municipal Trust

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Municipal Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.